Income tax (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
HONG KONG
Corporate tax rate	16.50%
Tax loss from subsidiary	$ 66,424	$ 47,778,609
MALAYSIA
Corporate tax rate	24.00%
Tax loss from subsidiary		8,439
INDONESIA
Corporate tax rate	22.00%
Tax loss from subsidiary	$ 2,099,326	2,349,921
SINGAPORE
Corporate tax rate	17.00%
Tax loss from subsidiary	$ 73,524	94,611
UNITED KINGDOM
Corporate tax rate	19.00%
Tax loss from subsidiary		$ 517,015